Stockholders' Equity and Stock Incentive Plans (Classification of Costs) (Details) - USD ($)	3 Months Ended
	Mar. 31, 2018	Sep. 30, 2017	Mar. 31, 2017
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock Repurchase Program, Remaining Authorized Repurchase Amount	$ 40,300,000
Share-based compensation expense	8,927,000		$ 3,083,000
Dividends, Share-based Compensation	0.05	$ 0.05
Stock Repurchased and Retired During Period, Value	$ 19,803,000		0
Average Repurchase Price per Share	$ 35.42
Gaming
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 172,000		70,000
Food and Beverage
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	33,000		13,000
Room
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	15,000		6,000
Selling, General and Administrative
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	872,000		358,000
Corporate Expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 7,835,000		$ 2,636,000
Common Stock
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock Repurchased and Retired During Period, Shares	559,089
Release of performance stock units, net of tax	337,537		173,653
Stock Repurchased and Retired During Period, Value	$ 6,000